Subsequent events (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Subsequent Event [Line Items]
Stock based compensation options exercise price			$ 0.50	$ 1.65	$ 1.95
Subsequent event
Subsequent Event [Line Items]
Options vesting period	6 years	6 years
Stock based compensation options exercise price	$ 66.85
Share based compensation expenses recognition period	6 years	6 years
Options, grants in period, grant date fair value	$ 240,114	¥ 1,671,625
Subsequent event | Class A ordinary shares
Subsequent Event [Line Items]
Number of commonstock called by options | shares	5,363,788	5,363,788
Subsequent event | ADS
Subsequent Event [Line Items]
Stock based compensation options exercise price	$ 13.37